Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2018	2019	2020

	(In thousands)
Accounts receivable, net:
Due from third parties		$298,752	$343,220
Due from Alibaba		60,392	135,321
Due from other related parties		99,675	48,625

Total gross amount		$458,819	$527,166
Allowance for credit losses
Balance at the beginning of the year	(8,114)	(12,429)	(36,594)
Additional provision charged to expenses, net	(6,226)	(38,561)	(53,124)
Write-off	1,911	14,396	54,562

Balance at the end of the year	(12,429)	(36,594)	(35,156)
		$422,225	$492,010

Prepaid expenses and other current assets:
Rental and other deposits		$371	$1,186
Deductible value-added taxes		652	598
Investment prepayments(1)		47,069	15,308
Loans to and interest receivable from other related parties (Note 10)		301,526	158,622
Loans to and interest receivable from third parties		14,421	41,784
Advertising prepayment		3,406	18,888
Prepayment to outsourced service providers		3,483	3,719
Amounts deposited by users(2)		34,912	45,745
Content fees		14,013	3,080
Others		5,052	7,827
		$424,905	$296,757

Property and equipment, net:
Computers and equipment		$132,477	$165,880
Leasehold improvements		5,732	6,429
Furniture and fixtures		1,725	2,159
Others		3,696	5,077

Property and equipment, gross		143,630	179,545
Less: Accumulated depreciation		(96,901)	(118,913)
		$46,729	$60,632

Accrued and other liabilities(3):
Payroll and welfare		$84,394	$126,023
Marketing expenses		77,046	59,410
Sales rebates		140,629	222,064
Professional fees		13,437	3,880
VAT and other tax payable		50,662	49,971
Payable to other service providers		578	398
Amounts due to users(2)		34,912	45,745
Unpaid consideration for acquisition		—	10,280
Unpaid consideration for investment		30,000	19,257
Interest payable for convertible debt and unsecured senior notes		15,344	923
Others		13,870	18,802
		$460,872	$556,753
(1)	For the years ended December 31, 2018, 2019 and 2020, the Group recognized $0.5 million, $19.1 million, and $1.5 million of impairment charges on investment prepayments (all fully impaired), respectively, due to the deterioration of the investees’ operation resulting in their inability to refund the prepayments.
(2)	Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.
(3)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.